Government Bonds, And Other Assets - Additional Information (Detail) $ in Thousands, $ in Thousands		12 Months Ended
	Nov. 20, 2020 MXN ($)	Dec. 31, 2025 MXN ($)	Dec. 31, 2024 MXN ($) serie	Dec. 31, 2025 USD ($) serie	Dec. 31, 2025 MXN ($) serie	Nov. 19, 2020 MXN ($)
Disclosure Of Notes Receivable Government Bonds And Other Non Current Assets [Line Items]
Principal amount of debt			$ 1,940,045,760		$ 1,501,486,616
Long-term debt, net of current portion			1,553,553,738	$ 66,014,912	1,186,070,119
Financial arrangement, term	3 years
Mexican Government
Disclosure Of Notes Receivable Government Bonds And Other Non Current Assets [Line Items]
Interest income		$ 1,819,299	4,854,744
Government Bonds
Disclosure Of Notes Receivable Government Bonds And Other Non Current Assets [Line Items]
Principal amount of debt			34,006,893		19,942,808	$ 128,786,611
Long-term debt, net of current portion			34,357,836		20,095,070	$ 95,597,610
Fair value of the transferred assets			35,279,002		21,765,389
Fair value of associated financial liabilities			33,941,600		20,119,075
Fair value of transferred financial assets and associated financial liabilities, net			1,337,402		$ 1,646,314
Interest		152,262	$ 350,943
Government Bonds | Fifteen Series of Development Bonds
Disclosure Of Notes Receivable Government Bonds And Other Non Current Assets [Line Items]
Number of series of development bonds | serie				1	1
Financial assets at amortised cost					$ 21,419,618
Government Bonds | Seventeen Series of Development Bonds
Disclosure Of Notes Receivable Government Bonds And Other Non Current Assets [Line Items]
Number of series of development bonds | serie			5
Financial assets at amortised cost			$ 35,778,918
Government Bonds | Financing income
Disclosure Of Notes Receivable Government Bonds And Other Non Current Assets [Line Items]
Interest income		$ 1,759,219	$ 4,612,403
Government Bonds | Three Year Financing Arrangement
Disclosure Of Notes Receivable Government Bonds And Other Non Current Assets [Line Items]
Notional amount of debt issued	$ 95,597,610
Interest rate	8.56275%